Accrued Severance (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities Current And Noncurrent Abstract
Schedule of Accrued Severance	Although certain employees have waived their rights to receive severance pay on a portion of their salaries, the Company has recorded a provision for the full amount that may have been required under Israeli labor law.
	December 31,
	2025	2024

Severance liability	$329,827	219,520
Funded portion	(153,734)	(95,539)
Severance liability, net of funded portion	$176,093	123,981